Acquisition of Businesses and Asset Acquisitions	12 Months Ended
Dec. 31, 2021
DocGo Inc. and Subsidiaries [Member]
Acquisition of Businesses and Asset Acquisitions [Line Items]
Acquisition of Businesses and Asset Acquisitions

4. Acquisition of Businesses and Asset Acquisitions

LJH Ambulance Acquisition

On November 20, 2020, AF WI LNZ, LLC, a subsidiary of Ambulnz-FMC North America LLC (“FMC NA”), a subsidiary of Holdings, entered into the Share Purchase Agreement (“Agreement”) with LJH Ambulance (“LJH”). LJH was in the business of providing medical transportation services. The purchase price consisted of $465,000 cash consideration. The Company also agreed to pay the Seller 50% of all proceeds from accounts receivable that were outstanding as of the Agreement signing date that are actually received by the Company after the Agreement closing date. The Company also incurred $55,800 of transaction costs which were expensed as incurred, at the time of the closing of the acquisition, and recorded in the general and administrative account on the consolidated statement of operations. The LJH transaction closed on January 12, 2022 with the outstanding acquisition payable balance of $282,518 being paid off on March 4, 2022.

The purchase price was allocated as follows:

Consideration:
Cash consideration	$465,000
Contingent consideration – collection of accounts receivable	372,168
Total consideration	$837,168

Recognized amounts of identifiable assets acquired and liabilities assumed
Accounts receivable	$744,336
Other current assets	3,427
Property, plant and equipment	372,800
Intangible assets	200,000
Total identifiable assets acquired	1,320,563

Notes payable	372,921
Accounts receivable collections payable	372,168
Accounts payable and accrued expenses	41,423
Total liabilities assumed	786,512

Goodwill	303,117
Total purchase price	$837,168

Ambulnz UK Ltd Acquisition

On August 19, 2021, the Company purchased the remaining 20% of Ambulnz UK Ltd’s outstanding B Ordinary shares. As a result of this transaction, DocGo Inc now owns 100% of Ambulnz UK Ltd. Consideration for the transaction is £750,000 (USD $1,014,240 as of December 31, 2021) of which £368,313 (USD $498,077 as of December 31, 2021) will be paid in restricted stock consisting of 50,192 Class A Common Shares of DocGo Inc at a fair market value per share of $10 and £381,687 (USD $516,160 as of December 31, 2021) in cash, payable in 4 equal monthly installments of £96,920.30 (USD $129,040 as of December 31, 2021) plus interest at 6% per annum. Cash payments are due September 30, 2021, October 31, 2021, November 30, 2021, and December 31, 2021. Restricted stock will vest and transfer restrictions shall lapse according to the following schedule: 8,258 shares on February 1, 2022, 8387 shares on August 19, 2022, 8387 shares on February 1, 2023, 8387 shares on August 19, 2023, 8387 shares on February 1, 2024, and 8386 shares August 19, 2024. Vesting is contingent upon the employment of the seller, vesting will cease upon resignation by participant or if participant is terminated for cause. As of December 31, 2021, all cash payments were made.

Keshes Inc. (Rainbow Ambulette) Acquisition

On March 23, 2018, Ambulnz NY 4, LLC (also known as AZ Ambulette, LLC, a subsidiary of Holdings), entered into an Asset Purchase Agreement (“Agreement”) with Keshes Inc. (d/b/a Rainbow Ambulette). Keshes Inc. was in the business of providing ambulette services. The total purchase price was $800,000. The Company also agreed to assume the liabilities agreed on the contract. On December 23, 2021, the Company amended and restated the Agreement dated as of March 23, 2018 to purchase substantially all of the assets of Keshes Inc., and waived all conditions to close the Agreement. The Keshes Inc. transaction closed on December 23, 2021.

Mid Atlantic Care, LLC Acquisition (Joint Venture)

On December 2021, AF DE LNZ, LLC, a subsidiary of Holdings, entered into an asset purchase agreement to acquire certain assets and assume certain liabilities of Mid Atlantic Care, LLC (“Mid Atlantic”). Mid Atlantic was in the business of providing medical transportation services for hospitals, nursing homes, healthcare facilities and municipalities in the States of Delaware, New Jersey, Maryland and Pennsylvania.

The aggregate purchase price for Mid Atlantic was $2,300,000; $1,300,000 was paid in cash on the effective date, $600,000 will be paid in cash on the closing date, and $428,942 of debt was assumed. Additional consideration amounting to $1,000,000 will be paid at $500,000 each year on the first and second anniversary date contingent on (i) the acquired operations meeting certain performance targets and (ii) the former shareholder’s continuing employment with the Company.

The purchase price was allocated as follows:

Consideration:
Cash consideration:
Paid at transaction date	$1,300,000
Cash at closing	600,000
Liabilities assumed:
Lease liabilities	124,233
Loans	278,828
Line of credit	25,881
Total consideration	$2,328,942

Recognized amounts of identifiable assets and liabilities assumed:
Vehicles	$45,500
Equipment	82,800
ROU assets	124,233
Total tangible assets acquired	$252,533
Goodwill	$2,076,409
Total assets acquired	$2,328,942

As of December 31, 2021 and 2020, the Company recorded $1,571,419, and $1,125,522, respectively, as due to seller in the consolidated balance sheet.